Accounts receivable, net (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Accounts receivable
Accounts receivable					¥ 6,508,589,000	¥ 11,288,381,000	¥ 16,413,128,000
Allowance for doubtful accounts	¥ (318,001,000)	¥ (178,393,000)	¥ (36,993,000)		(318,001,000)	(178,393,000)	(53,981,000)
Accounts receivable, net				$ 889,222	6,190,588,000	11,109,988,000	16,359,147,000
Movements in the allowance for doubtful accounts
Balance at beginning of the year	(178,393,000)	(53,981,000)	(36,993,000)
Additions	(213,395,000)	(124,412,000)	(16,988,000)
Write-off	73,787,000
Balance at end of the year	(318,001,000)	(178,393,000)	¥ (53,981,000)
Online retail and online marketplace receivables
Accounts receivable
Accounts receivable					2,392,737,000	7,756,808,000	14,819,862,000
Advertising receivables
Accounts receivable
Accounts receivable					1,042,211,000	534,410,000	572,495,000
Logistics services
Accounts receivable
Accounts receivable					¥ 3,073,641,000	¥ 2,997,163,000	¥ 1,020,771,000
Consumer financing receivables
Movements in the allowance for doubtful accounts
Additions	¥ 0	¥ 0